Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets
Net	$ 254	$ 0
Amortization expense	47
Amortization expense, 2020	104
Amortization expense, 2021	88
Amortization expense, 2022	$ 62
Software license
Finite-Lived Intangible Assets
Estimated Life (years)	3 years
Cost	$ 336
Accumulated Amortization	(82)
Net	$ 254